Schedule of recognized deferred tax assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		₨ 29,199	₨ 20,536
OCI gratuity		1,449	1,983
Deferred tax assets	$ 327	30,648	22,519
Deferred tax liabilities	$ (1,374)	(128,885)	(142,468)
Deferred tax liability (asset)		(98,237)	(119,949)	₨ 6,263
Lease liabilities [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		18,679	11,597
Deferred tax liability (asset)		18,679	11,597	210
Property plant and equipment intangible assets [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		688	664
Deferred tax liabilities		(128,885)	(142,468)
Deferred tax liability (asset)		(128,197)	(141,804)	(1,957)
Trade and other receivables [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		5,029	10,107
Deferred tax liability (asset)		5,029	10,107	4,497
Mat credit [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income			266
Deferred tax liability (asset)			266
Employee Benefits [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		10,154	9,132
Deferred tax liability (asset)		10,154	9,132	1,888
Provision for expenses [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		42	63
Right-of-use assets		(5,393)	(11,293)
Deferred tax liability (asset)		₨ 42	₨ 63	₨ 93